Other Assets - Components of Other within Other Assets (Details) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 2,942	$ 2,700
Accrued interest receivable	1,586	1,755
Bank owned life insurance policies	4,352	4,242
Leased vehicles, net of accumulated amortization	677	870
Cash collateral	6,344	3,722
Due from clients, dealers and brokers	161	177
Insurance-related assets	1,507	1,163
Other employee future benefits assets	38	46
Precious metals	7,744	1,719
Total	25,475	16,580
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	(429)	(143)	$ 408
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 124	$ 186